Fair value measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair value measurements
Fair value measurements

4.Fair value measurements

Fair Values – Recurring

As required, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Partnership’s assessment of the significance of a particular input requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

The following table presents information about the Partnership’s recurring assets and liabilities measured at fair value as of September 30, 2022:

				September 30,
(in thousands)	Level 1	Level 2	Level 3	2022
Assets (at fair value):
Derivative contracts	$—	$5,188	$—	$5,188
Liabilities (at fair value):
Derivative contracts	$—	$(3,941)	$—	$(3,941)

The following table presents information about the Partnership’s recurring liabilities measured at fair value as of December 31, 2021:

				December 31,
(in thousands)	Level 1	Level 2	Level 3	2021
Liabilities (at fair value):
Derivative contracts	$—	$(4,353)	$—	$(4,353)

The following table provides the fair value of financial instruments that are not recorded at fair value in the condensed combined balance sheets:

	September 30, 2022		December 31, 2021
(in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities (at fair value):
Revolving Credit Facility	$—	$—	$29,938	$29,938

The recorded value of the revolving credit facility approximates its fair value because of its floating rate structure based on the Prime Rate spread. The fair value measurement for the revolving credit facility represents Level 2 inputs.

Fair Values — Non Recurring

The fair value measurements of asset retirement obligations are measured on a nonrecurring basis when a well is drilled or acquired or when production equipment and facilities are installed or acquired using a discounted cash flow model based on inputs that are not observable in the market and therefore represent Level 3 inputs. Significant inputs to the fair value measurement of asset retirement obligations include estimates of the costs of plugging and abandoning oil and natural gas wells, removing production equipment and facilities and restoring the surface of the land as well as estimates of the economic lives of the oil and natural gas wells and future inflation rates. Asset retirement obligations incurred and acquired during the nine months ended September 30, 2022 were approximately $633 thousand.

4.Fair value measurements

Fair Values — Recurring

As required, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Partnership’s assessment of the significance of a particular input requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

The following table presents information about the Partnership’s recurring liabilities measured at fair value as of December 31, 2021:

				December 31,
	Level 1	Level 2	Level 3	2021
Liabilities (at fair value):
Derivative	$—	$(4,353,072)	$—	$(4,353,072)

The following table presents information about the Partnership’s recurring liabilities measured at fair value as of December 31, 2020:

				December 31,
	Level 1	Level 2	Level 3	2020
Liabilities (at fair value):
Derivative	$—	$(213,093)	$—	$(213,093)

The following table provides the fair value of financial instruments that are not recorded at fair value in the combined balance sheets:

	December 31, 2021		December 31, 2020
	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities (not at fair value):
Revolving credit facility	$29,938,307	$29,938,307	$9,897,179	$9,897,179

The recorded value of the revolving credit facility approximates its fair value because of its floating rate structure based on the Prime Rate spread. The fair value measurement for the revolving credit facility represents Level 2 inputs.

Fair Values — Non Recurring

The fair value measurements of asset retirement obligations are measured on a nonrecurring basis when a well is drilled or acquired or when production equipment and facilities are installed or acquired using a discounted cash flow model based on inputs that are not observable in the market and therefore represent Level 3 inputs. Significant inputs to the fair value measurement of asset retirement obligations include estimates of the costs of plugging and abandoning oil and natural gas wells, removing production equipment and facilities and restoring the surface of the land as well as estimates of the economic lives of the oil and natural gas wells and future inflation rates.